Related Party Transactions (Details) - Schedule of significant related party balances - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan from:
Bluecap		$ 1,834	$ 2,695
Interest expense on loan from:
Bluecap	$ 746	$ 658	$ 438